GENERAL AND ADMINISTRATION	12 Months Ended
Dec. 31, 2022
GENERAL AND ADMINISTRATION [abstract]
GENERAL AND ADMINISTRATION

21.   GENERAL AND ADMINISTRATION

	Years ended December 31,
	2022	2021
General and administration	$50,191	$39,386
Workers' participation	954	1,813
	51,145	41,199
Share-based payments	10,311	4,161
General and Administration	$61,456	$45,360